Interest Rate Swaps (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Forward Starting Interest Rate Swap Agreements [Member]	Jan. 31, 2011 Floating Rate Floor Plan Debt [Member]
Derivative [Line Items]
Portion of floating rate floor plan debt fixed by swap agreements	$ 100,000		$ 300,000	$ 300,000
Interest rate swap, fixed	1.55%		2.135%	3.67%
Interest Rate Swaps (Textual) [Abstract]
Estimated liabilities of swaps designated as hedging instruments, fair value	35
Increase in the weighted average interest rate on floor plan borrowings due to the swaps		0.80%
Estimated liabilities of swaps designated as hedging instruments, fair value	15,952	1,016
Estimated liabilities of swaps not designated as hedging instruments, fair value		0
Hedge ineffectiveness recorded	0
Net gain in accumulated other comprehensive income		5,435
Existing derivative losses from accumulated other comprehensive income into floor plan interest expense, reclassified		$ 8,157